Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net (loss) income	$ (11,307,239)	$ (2,822,319)	$ 238,665
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Bad debt expense	1,247,907	753,447	1,449,827
Depreciation and amortization expenses	518,493	383,286	341,608
Net loss (gain) from disposal of property and equipment	1,688,078	(96,921)
Impairment of goodwill	5,617,865
Impairment of intangible assets	536,206
Amortization of right of use assets	405,121	347,025	361,369
Share-based compensation expenses	135,547	160,777	211,823
Deferred tax expenses (benefits)	(739,227)	134,125	(1,346,616)
Changes in fair value of short-term investments	(654,980)	240,489	58,403
(Upward) Downward adjustments in investments in an equity security	(81,265)	65,394
Equity investment loss	229	80	13,758
Changes in operating assets and liabilities:
Accounts receivable	2,789,772	1,076,292	(104,230)
Prepayments	(388,706)	(659,496)	171,144
Prepayments – related party	112,980	(118,888)
Inventories	(409,771)	(193,833)
Other current assets	27,685	66,148	1,302,009
Accounts payable	548,591	103,825	(375,144)
Advances from customers	456,078	369,249	496
Income tax payable	(102,326)	3,557	905,733
Accrued expenses and other liabilities	81,554	(167,585)	(4,430)
Lease liabilities	(428,363)	(306,392)	(362,567)
Net Cash Provided by (Used in) Operating Activities	54,229	(661,740)	2,861,848
Cash Flows from Investing Activities:
Purchases of property and equipment	(839,736)	(1,615,905)	(1,799,860)
Proceeds from disposal of property and equipment	31,634	1,112,440
Payments of deposits for property purchase		(245,467)
Investments in short-term investments	(6,317,257)	(996,638)
Release from short-term investments	1,592,844	533,891	1,678,367
Investment in equity method investees			(708,129)
Investment in an equity security			(150,000)
Acquisition of a subsidiary		(3,055,432)
Proceeds received from (advance to) related parties	220,310	139,694	(387,549)
Loans provided to third parties	(833,226)	(1,032,219)	(3,725,211)
Loans repayment from third parties	2,390,776	1,806,772	1,075,098
Increase of cash in connection with acquisition of subsidiary		6,206
Net Cash Used in Investing Activities	(3,754,655)	(3,346,658)	(4,017,284)
Cash Flows from Financing Activities:
Proceeds from issuance of ordinary shares in connection with direct offering		1,850,744
Net Cash Provided by Financing Activities		1,850,744
Effect of exchange rate changes on cash and cash equivalents	(271,333)	(236,875)	(2,529)
Net decrease in cash and cash equivalents	(3,971,759)	(2,394,529)	(1,157,965)
Cash and cash equivalents at beginning of year	11,520,453	13,914,982	15,072,947
Cash and cash equivalents at end of year	7,548,694	11,520,453	13,914,982
Supplemental Cash Flow Information
Cash paid for interest expense
Cash paid for income tax	114,501	134,232	91,464
Noncash investing activities
Right of use assets obtained in exchange for operating lease obligations	71,726	1,774,723	555,639
Decrease in right of use assets and operating lease obligations due to termination / modification of lease	(579,491)
Due from a third party for disposal of property and equipment		210,868
Acquisition of property and equipment by settlement of deposits for property and equipment	$ 233,267	$ 160,940